United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/08

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Touchstone Investment Managers, LLC
Address:  920 SW Sixth Ave. Suite 261
	  Portland, OR  97204

Form 13F File Number:  28-10643

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Wayne Smith
Title: 	Chief Operating Officer
Phone:	(503) 552-6724

Signature, Place, and Date of Signing:

	Wayne S.. Smith		               Portland, Oregon  		 February 20, 2009
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  		   0
Form 13 Information Table Entry Total:             22
Form 13 Information Table Value Total:             174,061 (Thousands)

List of Other Included Managers:
NONE




FORM 13F INFORMATION TABLE

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COLUMN 1	     	     COLUMN 2   COLUMN 3	COLUMN 4     	COLUMN 5     COLUMN 6  		COLUMN 7	   	COLUMN 8

                      	     TITLE OF		        VALUE		SHRS OR      SH/ PUT 		INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER		     CLASS      CUSIP      	(X$1000)     	PRN AMT      PRN CALL   	DISCRETION  MANAGERS    SOLE   SHARED  NONE

AECOM TECH CORP			COM	00766T100	6,914		225,000		SH		SOLE			6,914
AGNICO EAGLE MINES 		COM	008474108	10,266 		200,000		SH		SOLE			10,266
BLUE NILE, INC. 		COM	09578R103	2,449 		100,000		SH		SOLE			2,449
BROOKFIELD HOMES CORPN		COM	112723101	207 		47,803		SH		SOLE			207
CAMECO CORPORATION 		COM	13321L108	4,313 		250,000		SH		SOLE			4,313
DEVERS DIVERSD RLTY 		COM	251591103	1,220 		250,000 	SH		SOLE			1,220
DINEEQUITY, INC. 		COM	254423106	867 		75,000		SH		SOLE			867
GOLDCORP INC 			COM	380956409	25,855 		820,000		SH		SOLE			25,855
GRANITE CONSTN INC. 		COM	387328107	6,150 		140,000		SH		SOLE			6,150
HARMONY GOLD MNG LTD 		COM	413216300	10,970 		1,000,000	SH		SOLE			10,970
MKT VECTORS Gold TRUST		ETF	57060U100	24,224 		715,000		SH		SOLE			24,224
MOHAWK INDUSTRIES INC 		COM	608190104	430 		10,000		SH		SOLE			430
NEWMONT MINING CORP		COM	651639106	18,315 		450,000		SH		SOLE			18,315
POOL CORP 			COM	73278L105	3,983 		221,650		SH		SOLE			3,983
POWERSHARES QQQ TRUST 		ETF	73935A104	4,461 		150,000		SH		SOLE			4,461
PROSHRS ULTSHRT REAL ESTATE	ETF	74347R552	5,071 		100,000		SH		SOLE			5,071
RETAIL HOLDRS TRUST MUTUAL FUND	ETF	76127U101	10,520 		140,000		SH		SOLE			10,520
STANDARD & POORS DEP RCPTS SPDR	ETF	78462F103	8,122 		90,000		SH		SOLE			8,122
SPIDR FUND MARKET INDEX		ETF	81369Y605	8,764 		700,000		SH		SOLE			8,764
WORLD ACCEP CORP  		COM	981419104	2,964 		150,000		SH		SOLE			2,964
WYNN RESORTS, LIMITED		COM	983134107	6,339 		150,000		SH		SOLE			6,339
YAMANA GOLD INC 		COM	98462Y100	11,657 		1,510,000	SH		SOLE			11,657






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